RISK MANAGEMENT - Schedule of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Risk Exposure [Line Items]
Borrowings and interest	$ 118,636	$ 22,931	$ 0
Lease liability	4,787	5,032	$ 1,723
Trade and other payables	13,477	10,205
Liquidity Risk
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	43,304	11,487
Contingent consideration	149
Borrowings and interest	141,201	26,581
Lease liability	5,495	5,972
Trade and other payables	11,022	5,028
Total	201,171	49,068
Total	550
Liquidity Risk | Cross Currency Interest Rate Swap
Disclosure Of Credit Risk Exposure [Line Items]
Outflow	74,648
Inflow	(74,098)
Liquidity Risk | Less than 1 year
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	5,005	11,487
Contingent consideration	0
Borrowings and interest	19,629	5,165
Lease liability	1,494	1,213
Trade and other payables	9,902	5,028
Total	36,030	22,893
Total	(642)
Liquidity Risk | Less than 1 year | Cross Currency Interest Rate Swap
Disclosure Of Credit Risk Exposure [Line Items]
Outflow	14,566
Inflow	(15,208)
Liquidity Risk | Between 1 and 2 years
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	38,299	0
Contingent consideration	0
Borrowings and interest	18,842	4,804
Lease liability	1,428	1,188
Trade and other payables	1,120	0
Total	59,689	5,992
Total	(386)
Liquidity Risk | Between 1 and 2 years | Cross Currency Interest Rate Swap
Disclosure Of Credit Risk Exposure [Line Items]
Outflow	14,035
Inflow	(14,421)
Liquidity Risk | More than 2 years
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	0	0
Contingent consideration	149
Borrowings and interest	102,730	16,612
Lease liability	2,573	3,571
Trade and other payables	0	0
Total	105,452	$ 20,183
Total	1,578
Liquidity Risk | More than 2 years | Cross Currency Interest Rate Swap
Disclosure Of Credit Risk Exposure [Line Items]
Outflow	46,047
Inflow	$ (44,469)